SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
SHORT-TERM INVESTMENTS
Wealth management products	¥ 671,188		¥ 568,909
Time deposits	2,031,336		625,000
Total	¥ 2,702,524	$ 391,829	¥ 1,193,909